Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting - The accompanying financial statements and supplemental schedule of the Plan were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Risks and Uncertainties - The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risks associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the financial statements.
The Plan’s exposure to a concentration of credit risk is limited by the opportunity to diversify investments across multiple participant-directed fund elections including active and passively managed funds covering multiple asset classes. Additionally, the investments within each participant-directed fund election are further diversified into varied financial instruments.
Investment Valuation and Income Recognition - The Plan's investments are stated at fair value, except for security-backed (synthetic) guaranteed investment contracts (“GICs”), which are reported at contract value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Contract value is the amount Plan participants would receive if they were to initiate permitted transactions under the terms of the Plan. See Note 3, Fair Value Measurements, for discussion on fair value measurements, and Note 4, Stable Value Fund, for discussion on investments stated at contract value.
Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.
Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when incurred. Delinquent notes receivable are recorded as distributions based on the terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2025, or December 31, 2024.
Contributions - Employee contributions and Company matching contributions are recorded when withheld and earned, respectively.
Benefit Payments - Benefits are recorded when paid. As of December 31, 2025, and December 31, 2024, there were no amounts allocated to accounts of participants who had elected to withdraw from the Plan but had not been paid.
Administrative Expenses - Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment-related expenses are included in net appreciation in fair value of investments. Plan participants were charged $3.60 per month for the period January 1, 2024, through September 30, 2025, and $2.90 per month for the period October 1, 2025, through December 31, 2025.
Subsequent Events - Plan management evaluated the period from December 31, 2025, through the date the financial statements were issued for material subsequent events requiring recognition or disclosure. No such events were identified.